Inventories (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Products	¥ 354,842		¥ 332,736
Packing materials and others	2,545		1,611
Inventories	¥ 357,387	$ 53,593	¥ 334,347